Consolidated Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Sales and revenues:
Sales of Machinery and Power Systems	$ 57,392		$ 39,867		$ 29,540
Revenues of Financial Products	2,746		2,721		2,856
Total sales and revenues	60,138		42,588		32,396
Operating costs:
Cost of goods sold	43,578		30,367		23,886
Selling, general and administrative expenses	5,203		4,248		3,645
Research and development expenses	2,297		1,905		1,421
Interest expense of Financial Products	826		914		1,045
Other operating (income) expenses	1,081		1,191		1,822
Total operating costs	52,985		38,625		31,819
Operating profit	7,153		3,963		577
Interest expense excluding Financial Products	396		343		389
Other income (expense)	(32)		130		381
Consolidated profit before taxes	6,725		3,750		569
Provision (benefit) for income taxes	1,720		968		(270)
Profit of consolidated companies	5,005		2,782		839
Equity in profit (loss) of unconsolidated affiliated companies	(24)		(24)		(12)
Profit of consolidated and affiliated companies	4,981		2,758		827
Less: Profit (loss) attributable to noncontrolling interests	53		58		(68)
Profit	$ 4,928	[1]	$ 2,700	[1]	$ 895	[1]
Profit per common share (in dollars per share)	$ 7.64		$ 4.28		$ 1.45
Profit per common share - diluted (in dollars per share)	$ 7.40	[2]	$ 4.15	[2]	$ 1.43	[2]
Weighted-average common shares outstanding (millions)
Basic (in shares)	645.0		631.5		615.2
Diluted (in shares)	666.1	[2]	650.4	[2]	626.0	[2]
Cash dividends declared per common share (in dollars per share)	$ 1.82		$ 1.74		$ 1.68

[1]	Profit attributable to common stockholders.
[2]	Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.